S000008880 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	220 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Global Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.24%	9.44%	8.86%
S&P Global 1200 Consumer Discretionary (Sector) Capped Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	18.14%	9.21%	9.52%
iShares Global Consumer Discretionary ETF
Prospectus [Line Items]
Average Annual Return, Percent		17.67%	8.96%	9.33%
Performance Inception Date					Sep. 12, 2006
iShares Global Consumer Discretionary ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.34%	8.71%	9.01%
iShares Global Consumer Discretionary ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.65%	7.05%	7.58%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through September 22, 2019 reflect the performance of the S&P Global 1200 Consumer Discretionary Index. Index returns beginning on September 23, 2019 reflect the performance of the S&P Global Consumer Discretionary (Sector) Capped Index, which, effective as of September 23, 2019, replaced the S&P Global 1200 Consumer Discretionary Index as the Underlying Index of the Fund.